SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and Equipment Estimated Useful Lives of Assets

Category	Estimated Useful Life

Office equipment	3 - 5 years
Motor vehicles	5 - 10 years
Leasehold improvement	shorter of lease term or economic lives
Buildings	12 -45 years

Assets Measured Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis as of December 31, 2018 and 2019 are summarized below.

	Fair Value Measurement as of December 31, 2018
	Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable	Fair Value at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2018
	US$	US$	US$	US$

Equity investments with readily determinable fair value	181,483	—	—	181,483
Trading securities	1,773	—	—	1,773

	Fair Value Measurement as of December 31, 2019
	Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable	Fair Value at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2019
	US$	US$	US$	US$

Call option	—	—	1,384	1,384
Equity investments with readily determinable fair value	121,841	—	—	121,841
Equity method investments carried at fair value	8,539	18,200	—	26,739

Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3)

Call option
Balance as of December 31, 2018	—
Initial recognition	693
Decrease as a result of exercise	(458)
Change in fair value for the period	1,149
Balance as of December 31, 2019	1,384

Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles

	As of December 31, 2018	Effect of Adoption	As of January 1, 2019
	US$	US$	US$
Prepayments and other current assets	27,894	(254)	27,640
Other non-current assets	4,558	36,803	41,361
Land use rights	33,153	(33,153)	—
Accrued expenses and other liabilities	(118,924)	(1,668)	(120,592)
Other non-current liabilities	(150,837)	(1,728)	(152,565)